Taxation - Deferred tax assets and liabilities - Components (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Taxation
Net operating loss carry forward	¥ 103,285	¥ 90,576
Allowance for doubtful accounts	172,898	180,992
Payroll and accrued expenses	4,157	4,157
Deductible advertisement expenses	1,024	3,134
Long-term equity investment impairment	74,988	80,159
Intangible assets	28,031	26,260
Gross deferred tax assets	384,382	385,278
Less: Valuation allowance	(384,382)	¥ (385,278)	¥ (324,682)
Consideration from intangible assets transferred	¥ 141,500